Aggregate Dollar and Per Share Effects of Tax Holidays (Detail) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Per Share-basic USD ($)	Mar. 31, 2011 Per Share-basic JPY (¥)	Mar. 31, 2010 Per Share-basic JPY (¥)	Mar. 31, 2009 Per Share-basic JPY (¥)	Mar. 31, 2011 Per Share-diluted USD ($)	Mar. 31, 2011 Per Share-diluted JPY (¥)	Mar. 31, 2010 Per Share-diluted JPY (¥)	Mar. 31, 2009 Per Share-diluted JPY (¥)
Income Tax Holiday [Line Items]
Aggregate amounts of tax holidays	$ 82,249	¥ 6,839,000	¥ 6,979,000	¥ 4,879,000
Per Share Effects of tax holidays					$ 0.59	¥ 49.13	¥ 50.10	¥ 33.97	$ 0.57	¥ 47.44	¥ 50.10	¥ 33.46